Condensed financial statements of the parent company only - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 105,440	$ 93,145
Demand deposits with banks - Interest bearing	171,201	165,741
Cash equivalents - Interest bearing	1,432,295	1,739,226
Cash and cash equivalents	1,708,936	1,998,112
Securities purchased under agreements to resell	1,096,238	1,205,373
Short-term investments	756,543	580,026
Investments (none of the investment securities are intrinsically tax-exempt)
Available-for-sale investments	2,696,253	2,272,486
Held-to-maturity	2,992,052	3,240,290
Total investment in securities	5,688,305	5,512,776
Loans	4,382,411	4,473,591
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	210,405	211,533
Total assets	14,094,894	14,231,396
Deposits
Non-interest bearing	2,701,145	2,687,877
Interest bearing	9,996,923	10,058,032
Total deposits	12,698,068	12,745,909
Employee benefit plans	84,466	83,589
Other liabilities, including accrued interest and payables to subsidiaries	170,509	189,799
Total other liabilities	254,975	365,950
Long-term debt	0	98,725
Total liabilities	12,953,043	13,210,584
Shareholders' equity
Total shareholders’ equity	1,141,851	1,020,812	$ 1,003,597
Total liabilities and shareholders’ equity	14,094,894	14,231,396
Available-for-sale, amortized cost	2,785,608	2,435,752
Held-to-maturity, fair value	2,566,470	2,671,040
Bank of N.T. Butterfield & Son Ltd
Assets
Cash and demand deposits with banks - Non-interest bearing	42,328	36,383
Demand deposits with banks - Interest bearing	39,026	37,645
Cash equivalents - Interest bearing	500,808	725,121
Cash and cash equivalents	582,162	799,149
Securities purchased under agreements to resell	0	90,674
Short-term investments	194,658	220,055
Investments (none of the investment securities are intrinsically tax-exempt)
Available-for-sale investments	1,565,021	1,323,837
Held-to-maturity	1,110,056	1,210,265
Total investment in securities	2,675,077	2,534,102
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	234,140	229,716
Total assets	5,864,602	6,136,102
Deposits
Non-interest bearing	1,669,092	1,600,902
Interest bearing	2,912,504	3,272,022
Total deposits	4,581,596	4,872,924
Employee benefit plans	84,456	83,578
Other liabilities, including accrued interest and payables to subsidiaries	56,699	60,063
Total other liabilities	141,155	143,641
Long-term debt	0	98,725
Total liabilities	4,722,751	5,115,290
Shareholders' equity
Total shareholders’ equity	1,141,851	1,020,812
Total liabilities and shareholders’ equity	5,864,602	6,136,102
Available-for-sale, amortized cost	1,593,811	1,391,401
Held-to-maturity, fair value	969,388	1,015,441
Bank of N.T. Butterfield & Son Ltd | Nonrelated Party
Investments (none of the investment securities are intrinsically tax-exempt)
Loans	1,444,655	1,578,547
Bank of N.T. Butterfield & Son Ltd | Related Party
Investments (none of the investment securities are intrinsically tax-exempt)
Loans	32,445	31,847
Bank of N.T. Butterfield & Son Ltd | Banks
Investments (none of the investment securities are intrinsically tax-exempt)
Net assets of subsidiaries	625,464	588,843
Bank of N.T. Butterfield & Son Ltd | Customers
Investments (none of the investment securities are intrinsically tax-exempt)
Net assets of subsidiaries	$ 76,001	$ 63,169